SUMMARY OF FAIR VALUE VALUATION TECHNIQUES (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expected term		2 years
Expected volatility	182.00%
Expected volatility	409.00%
Expected volatility		761.00%
Expected dividend yield
Risk-free interest rate	0.10%
Risk-free interest rate	0.58%
Risk-free Interest rate		0.33%
Minimum [Member]
Expected term	2 years
Maximum [Member]
Expected term	10 years